Business Acquisitions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	May 31, 2019	Apr. 30, 2019	Mar. 31, 2018	Jun. 30, 2017
Business Acquisitions (Details) [Line Items]
Equity interest percentage									100.00%
Cash consideration										¥ 500	¥ 3,000
Share consideration value					¥ 2,310,382
business acquisition gain				¥ 2,177
Other acquisitions, description					The total consideration of these business acquisitions was RMB 22,647, of which RMB 4,510 was cash consideration and RMB 18,137 was previously held equity interest. The cash and cash equivalents, intangible assets, goodwill and acquired noncontrolling interests from these business acquisitions were RMB3,608, RMB 562, RMB21,751 and RMB19,597, respectively. The purchase price allocations were determined by the Group with the assistance of an independent valuation appraiser.	The total consideration of these business acquisitions was RMB245,323, of which RMB219,323 was share consideration and RMB26,000 was cash consideration, among which RMB10,000 had been paid during the year ended December 31, 2018. The cash and cash equivalents, intangible assets, goodwill and noncontrolling interests acquired from these business acquisitions were RMB2,931, nil, RMB279,181 and RMB48,990, respectively. The purchase price allocations were determined by the Group with assistance of an independent valuation appraiser.
Shenzhen Weido [Member]
Business Acquisitions (Details) [Line Items]
Equity interest percentage			95.00%								5.00%
Cash consideration	¥ 62,779		¥ 3,200			¥ 62,779
Share consideration value	¥ 4,350		¥ 95,147
Acquisition step percentage			95.00%
Fair value remeasurement percentage				5.00%
Daguan [Member]
Business Acquisitions (Details) [Line Items]
Equity interest percentage		51.00%								10.00%
Cash consideration		¥ 700
Share consideration value		¥ 27,807
Acquisition step percentage		51.00%
business acquisition gain		¥ 5,093
Xiamen Aiaite [Member]
Business Acquisitions (Details) [Line Items]
Equity interest percentage		100.00%
Share consideration value		¥ 120,041
Wujie Space [Member]
Business Acquisitions (Details) [Line Items]
Equity interest percentage							8.19%
Cash consideration			¥ 421,839				¥ 9,000
Acquisition step percentage		93.51%	93.51%				6.49%
Fair value of premeasurement		¥ 20,273
Dongyi Yuanda [Member]
Business Acquisitions (Details) [Line Items]
Equity interest percentage		51.00%
Cash consideration		¥ 68,534
Shengguang Zhongshuo [Member]
Business Acquisitions (Details) [Line Items]
Equity interest percentage	51.00%					51.00%
Melo, Inc. [Member]
Business Acquisitions (Details) [Line Items]
Equity interest percentage								100.00%
Cash consideration								¥ 107,883